REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of activity of deferred contract acquisition costs
	Six months ended June 30,
	2025	2024
	(Unaudited)
Beginning balance	$20,522	$3,675
Capitalization of deferred contract costs	34,787	10,187
Amortization	(9,090)	(1,825)
Ending balance	$46,219	$12,037

Schedule of contract with customer asset and liability
	June 30, 2025	December 31, 2024
	(Unaudited)
Deferred contract costs, current	$20,160	$10,409
Deferred contract costs, noncurrent	26,059	10,113
Total deferred contract costs	$46,219	$20,522